EQUITY SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EQUITY SECURITIES
Equity securities	$ 86,252	$ 76,532
Fair value of securities sold	7,800	17,500
Net gain/loss on securities sold	2,100	(1,300)
Orla Mining Ltd
EQUITY SECURITIES
Equity securities	27,125	13,563
White Gold Corp
EQUITY SECURITIES
Equity securities	18,735	25,029
Other
EQUITY SECURITIES
Equity securities	$ 40,392	$ 37,940